Schedule of Reconciliation of income tax (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%